Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	306,056,778.99	18,902
Yield Supplement Overcollateralization Amount 03/31/22	7,717,820.86	0
Receivables Balance 03/31/22	313,774,599.85	18,902
Principal Payments	14,766,495.57	410
Defaulted Receivables	260,151.06	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	7,163,104.89	0
Pool Balance at 04/30/22	291,584,848.33	18,479

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.16%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,406,703.87	113
Past Due 61-90 days	747,776.77	36
Past Due 91-120 days	165,869.38	8
Past Due 121+ days	0.00	0
Total	3,320,350.02	157

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	322,826.98
Aggregate Net Losses/(Gains) - April 2022	(62,675.92)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.24%
Prior Net Losses/(Gains) Ratio	-0.02%
Second Prior Net Losses/(Gains) Ratio	0.09%
Third Prior Net Losses/(Gains) Ratio	0.33%
Four Month Average	0.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	38.11

Flow of Funds	$ Amount
Collections	16,178,220.70
Investment Earnings on Cash Accounts	640.05
Servicing Fee	(261,478.83)
Transfer to Collection Account	-
Available Funds	15,917,381.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	250,517.44
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	10,287,535.75
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,147,636.49

Total Distributions of Available Funds	15,917,381.92

Servicing Fee	261,478.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	301,872,384.08
Principal Paid	14,471,930.66
Note Balance @ 05/16/22	287,400,453.42

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2a
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2b
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-3
Note Balance @ 04/15/22	187,292,384.08
Principal Paid	14,471,930.66
Note Balance @ 05/16/22	172,820,453.42
Note Factor @ 05/16/22	62.9812148%

Class A-4
Note Balance @ 04/15/22	76,910,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	76,910,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	25,110,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	25,110,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	12,560,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	12,560,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	297,814.77
Total Principal Paid	14,471,930.66
Total Paid	14,769,745.43

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.55414%
Coupon	0.84414%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	171,684.69
Principal Paid	14,471,930.66
Total Paid to A-3 Holders	14,643,615.35

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3567584
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.3362211
Total Distribution Amount	17.6929795

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6256731
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.7402721
Total A-3 Distribution Amount	53.3659452

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	710.86
Noteholders' Principal Distributable Amount	289.14

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	2,092,197.46
Investment Earnings	492.93
Investment Earnings Paid	(492.93)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$785,866.51	$866,527.12	$1,007,585.82
Number of Extensions	38	44	51
Ratio of extensions to Beginning of Period Receivables Balance	0.25%	0.26%	0.29%